SSGA Active Trust

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF

Supplement dated September 25, 2024 to the Prospectus dated September 9, 2024, as may be supplemented from time to time

Effective immediately, the following replaces the tenth paragraph in the “Crypto Asset Risk” discussion in the “Additional Risk Information” section beginning on page 14 of the Prospectus:

Unlike the exchanges for more traditional assets, crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms on which bitcoin and ether are traded, and which may serve as a pricing source for the calculation of the reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities for, among other things, operating out of compliance with applicable regulation, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Additionally, holders of crypto assets may not be able to access their wallets due to the loss, theft, compromise or destruction of the private keys associated with the public addresses that hold the crypto asset. A significant portion of crypto assets are held by a small number of holders (each known as a “whale”), who have the ability to manipulate the prices of such crypto assets. The Fund’s indirect investment in and exposure to crypto assets remains subject to volatility experienced by the crypto asset trading platforms and other crypto asset trading venues. Such volatility can adversely affect an investment in the Fund. Crypto asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of crypto assets and thus the Fund’s investment in crypto asset-related instruments or in publicly traded securities of companies engaged in crypto asset-related businesses and activities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

092524SUPP1

SSGA Active Trust

SPDR® Galaxy Digital Asset Ecosystem ETF

Supplement dated September 25, 2024 to the Prospectus dated September 9, 2024, as may be supplemented from time to time

Effective immediately, the following replaces the tenth paragraph in the “Crypto Asset Risk” discussion in the “Additional Risk Information” section beginning on page 14 of the Prospectus:

Unlike the exchanges for more traditional assets, crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms on which bitcoin and ether are traded, and which may serve as a pricing source for the calculation of the reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities for, among other things, operating out of compliance with applicable regulation, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Additionally, holders of crypto assets may not be able to access their wallets due to the loss, theft, compromise or destruction of the private keys associated with the public addresses that hold the crypto asset. A significant portion of crypto assets are held by a small number of holders (each known as a “whale”), who have the ability to manipulate the prices of such crypto assets. The Fund’s indirect investment in and exposure to crypto assets remains subject to volatility experienced by the crypto asset trading platforms and other crypto asset trading venues. Such volatility can adversely affect an investment in the Fund. Crypto asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of crypto assets and thus the Fund’s investment in crypto asset-related instruments or in publicly traded securities of companies engaged in crypto asset-related businesses and activities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

092524SUPP2